SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain on sale of fixed assets, net	$ 0	$ 0	$ 14
Other loss (income)	2	(5)	0
Total	$ 2	$ (5)	$ 14